Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Operating Expenses [Abstract]
Schedule of operating expenses
Years ended December 31,	2020	2019	2018
Compensation and employee benefits(a)	$89,882	$87,943	$98,350
Other operating expenses(b)	57,622	40,332	45,596
Cost of sales(c)	33,370	37,224	41,881
Operating expenses	$180,874	$165,499	$185,827